Statement of Additional Information Supplement dated November 1, 2021
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco Core Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Emerging Markets All Cap Fund
Invesco Emerging Markets Innovators Fund
Invesco Emerging Markets Local Debt Fund
Invesco Emerging Markets Select Equity Fund
Invesco Fundamental Alternatives Fund
Invesco Global Allocation Fund
Invesco Global Infrastructure Fund
Invesco Global Strategic Income Fund
Invesco Global Targeted Returns Fund
Invesco Greater China Fund
Invesco Health Care Fund
Invesco International Bond Fund
Invesco Macro Allocation Strategy Fund
Invesco Multi-Asset Income Fund
Invesco U.S. Managed Volatility Fund
Invesco World Bond Factor Fund
This supplement amends the Statement of Additional Information for the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
I. The following changes have been made under the section titled "Fundamental Restrictions" under the heading titled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS":
A. The reference to "Invesco Global Strategic Income Fund" in fundamental restriction number (1) is deleted.
B. The third paragraph of fundamental restriction number (4) is replaced in its entirety with the following:
Invesco Balanced-Risk Commodity Strategy Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Law, Interpretations and Exemptions) its investments in order to obtain exposure to commodities markets.
C. Fundamental restriction number (6) is replaced in its entirety with the following:
The Fund (except for Invesco Emerging Markets Select Equity Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund and Invesco World Bond Factor Fund) may not purchase or sell physical commodities except to the extent permitted by the 1940 Act and any other governing statute, and by the rules thereunder, and by the SEC or other regulatory agency with authority over the Fund.
Notwithstanding the above restriction, the Invesco Discovery Mid Cap Growth Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
Invesco Emerging Markets Select Equity Fund, Invesco Global Targeted Returns Fund, Invesco Greater China Fund, Invesco Health Care Fund and Invesco World Bond Factor Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities. This restriction also does not prevent Invesco Global Targeted Returns Fund from investing up to 25% of its total assets in its Subsidiary, thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements and investing outside of the Subsidiary in other commodity-linked instruments such as commodity-linked notes, ETFs, futures and swaps.
II. The following changes have been made under the section titled "Non-Fundamental Restrictions" under the heading titled "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS":
A. The reference to "Invesco Macro Allocation Strategy Fund" in non-fundamental restriction number (1) is deleted.
B. The first and second paragraphs of non-fundamental restriction (4) are deleted in their entirety and replaced with the following:
Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund (except Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Emerging Markets All Cap Fund, Invesco Endeavor Fund, Invesco Macro Allocation Strategy Fund and Invesco U.S. Managed Volatility Fund) currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which included, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund's investment
AIF-SOAI-SUP 110121

objectives and general investment policies (as stated in the Funds' prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, forward foreign currency contracts, foreign currency options, currency, commodity and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds will interpret the fundamental restriction regarding the purchases and sale of physical commodities and the related non-fundamental restriction to permit the Funds to invest in ETFs, registered investment companies and other pooled investment vehicles that invest in physical and/or financial commodities, subject to the limits described in the Funds' prospectuses and herein.
C. Non-fundamental restriction number (7) is replaced in its entirety with the following:
The Fund (except for Invesco Global Allocation Fund) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
D. Non-fundamental restriction number (8) is replaced in its entirety with the following:
The following apply:
(a) Invesco Core Bond Fund invests, under normal circumstances, at least 80% of its assets in investment-grade debt securities (generally referred to as “bond”).
(b) Invesco Developing Markets Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers whose principal activities are in a developing market, i.e. are in a developing market or are economically tied to a developing market country.
(c) Invesco Discovery Mid Cap Growth Fund invests, under normal circumstances, at least 80% of its assets in equity securities of mid-cap issuers, as defined in the Fund's prospectus.
(d) Invesco Emerging Markets All Cap Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
(e) Invesco Emerging Markets Innovators Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers that are economically tied to an emerging market country.
(f) Invesco Emerging Markets Local Debt Fund invests, under normal circumstances, at least 80% of its assets in debt securities that are economically tied to emerging market countries and denominated in local (non-U.S) currencies.
(g) Invesco Emerging Markets Select Equity Fund invests, under normal circumstances, at least 80% of its assets in equity securities of issuers in emerging markets countries, i.e. those that are generally in the early stages of their industrial cycles.
(h) Invesco Global Infrastructure Fund invests, under normal circumstances, at least 80% of its assets in equity securities of U.S. and non-U.S. infrastructure-related companies.
(i) Invesco Greater China Fund invests, under normal circumstances, at least 80% of its assets in equity or equity-related instruments issued by companies located or operating in Greater China. For this purpose, Greater China currently includes mainland China, Hong Kong, Macau and Taiwan.
(j) Invesco Health Care Fund invests, under normal circumstances, at least 80% of its assets in securities of issuers engaged primarily in health care-related industries.
(k) Invesco International Bond Fund invests, under normal circumstances, at least 80% of its assets in debt securities.
(l) Invesco U.S. Managed Volatility Fund invests, under normal circumstances, at least 80% of its assets in securities of U.S. issuers.
(m) Invesco World Bond Factor Fund invests, under normal circumstances, at least 80% of its assets in fixed income securities.
For purposes of the foregoing, "assets" means net assets, plus the amount of any borrowings for investment purposes. Derivatives and other instruments that have economic characteristics similar to the securities in a Fund's 80% policy described above for a Fund may also be counted toward that Fund's 80% policy. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
AIF-SOAI-SUP 110121

If a percentage restriction on the investment or use of assets set forth in each Fund's Prospectus or this SAI is adhered to at the time a transaction is effected, later changes in percentage resulting from changing asset values will not be considered a violation. It is the intention of each Fund, unless otherwise indicated, that with respect to the Fund's policies that are a result of application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future, or changes to such laws.
AIF-SOAI-SUP 110121